OFFSETTING OF FINANCIAL ASSET AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
OFFSETTING OF FINANCIAL ASSET AND LIABILITIES
Summary of Assets and Liabilities Subject to a Master Netting Arrangement Not Offset

			Net in Financial	Amounts subject to a master
	Gross	Amount	Statements	netting arrangement not offset
12/31/2022	amount (a)	offset (b)	(c) = (a) – (b)	Financial asset / (Financial liability)	Collateral	Net amount
Debts with businesses for consumption by our customers with credit card	-	-	—	(308,168)	(8,539,292)	(8,847,460)
Derivatives instruments	86,965	116,784	203,748	-	-	—
Total	86,965	116,784	203,748	(308,168)	(8,539,292)	(8,847,460)

			Net in Financial	Amounts subject to a master
	Gross	Amount	Statements	netting arrangement not offset
12/31/2021	amount (a)	offset (b)	(c) = (a) – (b)	Financial asset / (Financial liability)	Collateral	Net amount
Credit cards transactions	—	—	—	(12,246,472)	1,715,975	(10,530,497)
Derivatives instruments	308,708	109,106	417,814	—	—	—
Total	308,708	109,106	417,814	(12,246,472)	1,715,975	(10,530,497)